MARKETABLE SECURITIES (Schedule of classified marketable securities) (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Fair Value	$ 3,580,227	$ 3,141,828
Noncurrent [Member]
Fair Value	3,580,227	3,141,828
Gross Unrealized Gains	1,078,765	800,137
Gross Unrealized Losses
Cost	2,501,462	2,341,691
Noncurrent [Member] | Mutual Fund [Member]
Fair Value	1,109,731	1,011,751
Gross Unrealized Gains	264,425	237,149
Gross Unrealized Losses
Cost	845,306	774,602
Noncurrent [Member] | Corporate Equity Securities [Member]
Fair Value	2,470,496	2,130,077
Gross Unrealized Gains	814,340	562,988
Gross Unrealized Losses
Cost	$ 1,656,156	$ 1,567,089